Commitments And Contingencies (Schedule Of Purchased Coal Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies [Abstract]
Purchased coal expense	$ 3,730	$ 25,637	$ 14,283
OTC expense	$ 1,271		$ 14